INCOME TAXES - Components of tax PL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current taxes
Attributed to the current period	$ (66)	$ (70)	$ (32)
Deferred taxes
Income taxes – origination and reversal of temporary differences	185	78	50
Relating to change in tax rates / imposition of new tax laws	(7)	1	95
Relating to unrecognized temporary differences and tax losses	35	(52)	230
Deferred taxes, net	213	27	375
Total income tax recovery (expense)	$ 147	$ (43)	$ 343